Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business
Accel Entertainment, Inc.’s (and together with its subsidiaries, the “Company”) wholly owned subsidiary, Accel Entertainment Gaming LLC, is a terminal operator licensed by the State of Illinois Gaming Board since March 15, 2012. Its terminal operator license allows the Company to install and operate video gaming terminals in licensed video gaming locations throughout the State of Illinois as approved by individual municipalities. The Company also operates redemption terminals, which also function as automated teller machines (“ATMs”) at its licensed video gaming locations, and amusement equipment at certain locations. The Company is subject to various federal, state and local laws and regulations in addition to gaming regulations. The terminal operator license, which is not transferable or assignable, requires compliance with applicable regulations and the license is renewable annually unless sooner cancelled or terminated.
The Company operates 11,108 and 8,082 video gaming terminals across 2,335 and 1,762 locations in the State of Illinois as of June 30, 2020 and 2019, respectively.
On November 20, 2019, the Company consummated a business combination which was accounted for as a reverse recapitalization. For more details on the reverse recapitalization, see Note 3 to the Company’s Consolidated Financial Statements as presented in its Annual Report on Form
10-K
for the year ended December 31, 2019. As a result of the reverse recapitalization, all references to numbers of common shares and per common share data for 2019 in these condensed consolidated financial statements and related notes have been retroactively adjusted to account for the effect of the reverse recapitalization.
The Company is an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“
JOBS
 Act
”) following the consummation of the reverse recapitalization. The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act and as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates. The Company will remain an “emerging growth company” until the earliest to occur of (i) the last day of the fiscal year (a) following June 30, 2022, (b) in which Accel has total annual gross revenue of at least $1.0 billion or (c) in which Accel is deemed to be a large accelerated filer, which means the market value of Class A-1 Shares
that is held
by non-affiliates exceeds
$700 million as of the last business day of the prior second fiscal quarter, and (ii) the date on which Accel has issued more than $1.0 billion in non-convertible debt
during the prior three-year period.
Impact of
COVID-19
on the Condensed Consolidated Financial Statements
In response to the
COVID-19
outbreak, the Illinois Gaming Board (“IGB”) made the decision to shut down all video gaming terminals (“VGTs”) across the State of Illinois starting at 9:00 p.m. on March 16, 2020 and ultimately extended the shutdown through June 30, 2020. The temporary shutdown of Illinois video gaming impacted all of the gaming days during the three months ended June 30, 2020 and 106 of the 182 gaming days (or 58% of gaming days) during the six months ended June 30, 2020. In light of these events and their effect on the Company’s employees and licensed establishment partners, the Company took action to position the Company to help mitigate the effects of the temporary cessation of operations by, among other things, furloughing approximately 90% of its employees and deferring certain payments to major vendors. Additionally, members of the Company’s senior management decided to voluntarily forgo their base salaries until the resumption of video gaming operations. Beginning in early June, the Company started reinstating employees from furlough in anticipation of resuming operations on July 1, 2020.
As a result of these developments, the Company’s revenues, results of operations and cash flows have been materially affected, and the Company expects it to continue for at least as long as
COVID-19
is a threat to the
public health. The situation is rapidly changing and additional impacts to the business may arise that the Company is not aware of currently.
The Company incurred
non-recurring,
one-time
expenses of $1.3 million and $1.9 million for the three and six months ended June 30, 2020, respectively, for costs to provide benefits (e.g. health insurance) for furloughed employees during the
COVID-19
shutdown. These costs are included within other expenses, net. The Company also spent $1.4 million in capital costs related to the purchase of
IGB-mandated
spacers for its VGTs to promote social distancing requirements within the gaming area and incurred operating expenses of $0.3 million related to cleaning, disinfecting and sanitizing supplies.
As part of the Company’s analysis of the financial reporting impacts of the
COVID-19
outbreak, and corollary response in the State of Illinois, including the temporary shutdown of our gaming operations, the Company evaluated its goodwill and long-lived assets for potential impairment triggers as of June 30, 2020. As a result of this analysis, no impairment losses were recorded. The Company will continue to monitor its assets for potential impairment losses in future periods. While the IGB has announced the resumption of all video gaming activities effective July 1, 2020, it is possible that it or the State of Illinois may order a shutdown by region (currently 11 regions), or a complete suspension of video gaming in the state, or institute stay-at-home,
closure or other similar orders or measures in the future in response to a resurgence of
COVID-19
or other events. If this were to occur, the Company could recognize impairment losses which could be material.
The Company also engaged a 3rd party valuation firm to assist in determining the fair value of its investment in convertible notes as of June 30, 2020. The valuation concluded that the carrying amount of the investment in the convertible notes approximates the fair value in all material respects, as of June 30, 2020.
Description of Business
Accel Entertainment, Inc. and its subsidiaries (“the Company”) wholly owned subsidiary, Accel Entertainment Gaming LLC, is a terminal operator licensed by the State of Illinois Gaming Board since March 15, 2012. Its terminal operator license allows the Company to install and operate video gaming terminals in licensed video gaming locations throughout the State of Illinois as approved by individual municipalities. The Company also operates redemption terminals, which also function as automated teller machines (“ATMs”) at its licensed video gaming locations, and amusement equipment at certain locations. The Company is subject to various federal, state and local laws and regulations in addition to gaming regulations. The terminal operator license, which is not transferable or assignable, requires compliance with applicable regulations and the license is renewable annually unless sooner cancelled or terminated.
The Company operates 10,499 and 7,649 video gaming terminals across 2,312 and 1,686 locations in the State of Illinois as of December 31, 2019 and 2018, respectively.
On November 20, 2019, TPG Pace Holdings Corp., (“TPG Holdings”) entered into a Transaction Agreement with each of the shareholders of Accel Entertainment, Inc. (“Accel”). Pursuant to the Transaction Agreement and in connection therewith, TPG Holdings acquired, directly or indirectly, all of the issued and outstanding shares of common stock and preferred stock from the Accel shareholders. In connection with the closing of the transaction, TPG Holdings changed its name to Accel Entertainment, Inc. For more information on this transaction, see Note 3.
The Company is an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“
JOBS
 Act
”) following the consummation of the merger of TPG Pace Holding Corp. and Accel Entertainment, Inc. The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act and as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates. The Company will remain an “emerging growth company” until the earliest to occur of (i) the last day of the fiscal year (a) following June 30, 2022, (b) in which Accel has total annual gross revenue of at least $1.0 billion or (c) in which Accel is deemed to be a large accelerated filer, which means the market value of Class A-1 Shares
that is held
by non-affiliates exceeds
$700 million as of the last business day of the prior second fiscal quarter, and (ii) the date on which Accel has issued more than $1.0 billion in non-convertible debt
during the prior three-year period.